Taxes (Details 5) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 1,148	$ 987
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	368
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 780	$ 987